CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Jun. 30, 2019 USD ($)
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 12,250
Stock issuance costs for stock subscribed	$ 12,250